OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule Of Other Operating Income Net

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
VAT-in super deduction (1)	—	25,047	4,830
Government grants (2)	7,048	43,599	25,172
Others	—	—	3,216

	7,048	68,646	33,218

(1)
From 2019, in accordance with “the Announcement on Relevant Policies for Deepening the Value-added Tax Reform” and relevant government policies announced by the Ministry of Finance, the State Taxation Administration and the General Administration of Customs of China, one China VIE of the Company, as a consumer service company, is allowed to enjoy additional 10%
VAT-in
deduction for any services or products it purchased
(“VAT-in
super deduction”) from April 1, 2019 to December 31, 2021. The
VAT-in
super deduction obtained is considered as operating given that all
VAT-in
were derived from the purchases for that VIE’s daily operations in nature, and therefore is presented in Other operating income in the Consolidation Statements of Comprehensive Loss.

(2)
Government grants mainly represent cash subsidies received from PRC local governments for companies operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. Starting from January 2020, the Company presents government grants as Other operating income. The relevant item in the prior years of RMB 7,048 and RMB 43,599 for the years ended December 31, 2018 and 2019 are also classified from Other non-operating
income/(loss), net, to be in conformity with the current period presentation in the Consolidated Statements of Comprehensive Loss. These cash subsidies were not subject to meeting any specific future conditions.